SCHEDULE OF RECONCILIATION OF STATUTORY TO EFFECTIVE TAX RATE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Loss before income taxes	$ (5,214,186)	$ (1,328,770)	$ (6,506,145)	$ (6,106,754)	$ (10,156,758)	$ (18,073,603)
U.S. federal statutory tax rate					(2,132,921)	(3,795,458)
State income tax, net of federal benefits					(48,992)	33,579
Foreign income taxed at different rates					158,647	179,713
Non-taxable income					(42,742)	(119,642)
Non-deductible expenses					227,629	218,474
Valuation allowance adjustments					1,904,025	3,508,649
Under provision for income tax of prior year					14,893
Income tax expense	$ 66,573	$ 51,808	$ 67,878	$ 56,802	$ 80,539	$ 25,315